Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock Class A	Common Stock Class B	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 600		$ (21,395,176)	$ (21,394,576)
Balance (in Shares) at Dec. 31, 2021		6,000,000
Accretion of Class A common stock subject to redemption value				(2,397,590)	(2,397,590)
Net income (loss)				11,907,434	11,907,434
Balance at Dec. 31, 2022		$ 600		(11,885,332)	(11,884,732)
Balance (in Shares) at Dec. 31, 2022		6,000,000
Accretion of Class A common stock subject to redemption value				3,628,151	3,628,151
Contributions from Sponsor			100,000		100,000
Initial Value of Forward Purchase Agreement			(86,369)		(86,369)
Class B common stock converted to Class A common stock on a one for one basis	$ 510	$ (510)
Class B common stock converted to Class A common stock on a one for one basis (in Shares)	5,100,000	(5,100,000)
Net income (loss)				895,469	895,469
Balance at Mar. 31, 2023	$ 510	$ 90	13,631	(7,361,712)	(7,347,481)
Balance (in Shares) at Mar. 31, 2023	5,100,000	900,000
Balance at Dec. 31, 2022		$ 600		(11,885,332)	(11,884,732)
Balance (in Shares) at Dec. 31, 2022		6,000,000
Net income (loss)					512,010
Balance at Jun. 30, 2023	$ 510	$ 90		(10,141,719)	(10,141,119)
Balance (in Shares) at Jun. 30, 2023	5,100,000	900,000
Balance at Dec. 31, 2022		$ 600		(11,885,332)	(11,884,732)
Balance (in Shares) at Dec. 31, 2022		6,000,000
Accretion of Class A common stock subject to redemption value			(969,734)	3,387,817	2,418,083
Contribution receivable from the Sponsor			1,074,015		1,074,015
Excise tax				(2,348,302)	(2,348,302)
Contributions from Sponsor			100,000		100,000
Initial Value of Forward Purchase Agreement			(86,369)		(86,369)
Class B common stock converted to Class A common stock on a one for one basis	$ 510	$ (510)
Class B common stock converted to Class A common stock on a one for one basis (in Shares)	5,100,000	(5,100,000)
Allocated fair value of Subscription Shares in connection with Subscription Agreement			391,299		391,299
Net income (loss)				(651,138)	(651,138)
Balance at Dec. 31, 2023	$ 510	$ 90	509,211	(11,496,955)	(10,987,144)
Balance (in Shares) at Dec. 31, 2023	5,100,000	900,000
Balance at Mar. 31, 2023	$ 510	$ 90	13,631	(7,361,712)	(7,347,481)
Balance (in Shares) at Mar. 31, 2023	5,100,000	900,000
Accretion of Class A common stock subject to redemption value			(13,631)	(240,334)	(253,965)
Excise tax payable				(2,156,214)	(2,156,214)
Net income (loss)				(383,459)	(383,459)
Balance at Jun. 30, 2023	$ 510	$ 90		(10,141,719)	(10,141,119)
Balance (in Shares) at Jun. 30, 2023	5,100,000	900,000
Balance at Dec. 31, 2023	$ 510	$ 90	509,211	(11,496,955)	(10,987,144)
Balance (in Shares) at Dec. 31, 2023	5,100,000	900,000
Accretion of Class A common stock subject to redemption value			(168,352)		(168,352)
Allocated fair value of Subscription Shares in connection with Subscription Agreement			177,204		177,204
Net income (loss)				(633,846)	(633,846)
Balance at Mar. 31, 2024	$ 510	$ 90	518,063	(12,130,801)	(11,612,138)
Balance (in Shares) at Mar. 31, 2024	5,100,000	900,000
Balance at Dec. 31, 2023	$ 510	$ 90	509,211	(11,496,955)	(10,987,144)
Balance (in Shares) at Dec. 31, 2023	5,100,000	900,000
Net income (loss)					(2,422,087)
Balance at Jun. 30, 2024	$ 510	$ 90	1,425,176	(13,973,256)	(12,547,480)
Balance (in Shares) at Jun. 30, 2024	5,100,000	900,000
Balance at Mar. 31, 2024	$ 510	$ 90	518,063	(12,130,801)	(11,612,138)
Balance (in Shares) at Mar. 31, 2024	5,100,000	900,000
Accretion of Class A common stock subject to redemption value			(202,137)		(202,137)
Excise tax payable				(54,214)	(54,214)
Fair value of shares issued in connection with Sponsor and CEO fee waiver agreements			1,436,250		1,436,250
Fees waived in connection with the Sponsor and CEO fee waiver agreements			(327,000)		(327,000)
Net income (loss)				(1,788,241)	(1,788,241)
Balance at Jun. 30, 2024	$ 510	$ 90	$ 1,425,176	$ (13,973,256)	$ (12,547,480)
Balance (in Shares) at Jun. 30, 2024	5,100,000	900,000